Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Gross amount of unrecognized tax benefits at start of year	$ 5,780	$ 7,189	$ 6,543
Increase related to acquired tax positions	14,552
Increase related to prior year tax positions	565		1,167
Decrease related to prior year tax positions	(183)	(494)
Increase related to current year tax positions	3,709	2,269	1,473
Settlements	(2)	(899)	(98)
Lapse of statute of limitations	(1,220)	(2,285)	(1,896)
Gross amount of unrecognized tax benefits at end of year	$ 23,201	$ 5,780	$ 7,189